Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value	¥ 1,207
Held-to-maturity securities, less than 12 months, unrealized losses	(4)
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total	1,207
Held-to-maturity securities, unrealized losses, total	(4)
Marketable securities, less than 12 months, fair value	105,048	47,358
Marketable securities, less than 12 months, unrealized losses	(223)	(1,024)
Marketable securities, 12 months or more, fair value	8,741	71,514
Marketable securities, 12 months or more, unrealized losses	(57)	(1,129)
Marketable securities, fair value, total	113,789	118,872
Marketable securities, unrealized losses, total	(280)	(2,153)
Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	103,649	36,900
Available-for-sale securities, less than 12 months, unrealized losses	(216)	(91)
Available-for-sale securities, 12 months or more, fair value	8,668	71,439
Available-for-sale securities, 12 months or more, unrealized losses	(26)	(1,065)
Available-for-sale securities, fair value, total	112,317	108,339
Available-for-sale securities, unrealized losses, total	(242)	(1,156)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	192	10,458
Available-for-sale securities, less than 12 months, unrealized losses	(3)	(933)
Available-for-sale securities, 12 months or more, fair value	73	75
Available-for-sale securities, 12 months or more, unrealized losses	(31)	(64)
Available-for-sale securities, fair value, total	265	10,533
Available-for-sale securities, unrealized losses, total	(34)	(997)
Japanese national government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value	730
Held-to-maturity securities, less than 12 months, unrealized losses	(3)
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total	730
Held-to-maturity securities, unrealized losses, total	(3)
Japanese national government bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	52,299	3,383
Available-for-sale securities, less than 12 months, unrealized losses	(28)
Available-for-sale securities, 12 months or more, fair value	377	46,796
Available-for-sale securities, 12 months or more, unrealized losses		(463)
Available-for-sale securities, fair value, total	52,676	50,179
Available-for-sale securities, unrealized losses, total	(28)	(463)
Japanese local government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value
Held-to-maturity securities, less than 12 months, unrealized losses
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total
Held-to-maturity securities, unrealized losses, total
Japanese local government bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	2,342	592
Available-for-sale securities, less than 12 months, unrealized losses	(6)	(1)
Available-for-sale securities, 12 months or more, fair value	655
Available-for-sale securities, 12 months or more, unrealized losses	(1)
Available-for-sale securities, fair value, total	2,997	592
Available-for-sale securities, unrealized losses, total	(7)	(1)
Japanese corporate bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value	140
Held-to-maturity securities, less than 12 months, unrealized losses
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total	140
Held-to-maturity securities, unrealized losses, total
Japanese corporate bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	217	4,731
Available-for-sale securities, less than 12 months, unrealized losses		(7)
Available-for-sale securities, 12 months or more, fair value	2,206	5,271
Available-for-sale securities, 12 months or more, unrealized losses	(8)	(63)
Available-for-sale securities, fair value, total	2,423	10,002
Available-for-sale securities, unrealized losses, total	(8)	(70)
Foreign corporate bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value
Held-to-maturity securities, less than 12 months, unrealized losses
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total
Held-to-maturity securities, unrealized losses, total
Foreign corporate bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	42,190	28,133
Available-for-sale securities, less than 12 months, unrealized losses	(167)	(83)
Available-for-sale securities, 12 months or more, fair value	5,400	19,228
Available-for-sale securities, 12 months or more, unrealized losses	(15)	(537)
Available-for-sale securities, fair value, total	47,590	47,361
Available-for-sale securities, unrealized losses, total	(182)	(620)
Other
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value
Held-to-maturity securities, less than 12 months, unrealized losses
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total
Held-to-maturity securities, unrealized losses, total
Other | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value		61
Available-for-sale securities, less than 12 months, unrealized losses
Available-for-sale securities, 12 months or more, fair value		144
Available-for-sale securities, 12 months or more, unrealized losses		(2)
Available-for-sale securities, fair value, total		205
Available-for-sale securities, unrealized losses, total		(2)
Foreign government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value	337
Held-to-maturity securities, less than 12 months, unrealized losses	(1)
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total	337
Held-to-maturity securities, unrealized losses, total	(1)
Foreign government bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	6,601
Available-for-sale securities, less than 12 months, unrealized losses	(15)
Available-for-sale securities, 12 months or more, fair value	30
Available-for-sale securities, 12 months or more, unrealized losses	(2)
Available-for-sale securities, fair value, total	6,631
Available-for-sale securities, unrealized losses, total	¥ (17)